Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Government grants [Abstract]
Summary of Government Grants
(1)	Government grants as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Land	￦	(23,474)	(27,405)
Buildings		(52,122)	(50,437)
Structures		(172,021)	(165,608)
Machinery		(140,082)	(127,126)
Vehicles		(1,675)	(2,045)
Equipment		(149)	(6,608)
Tools		(64)	(99)
Construction-in-progress		(111,822)	(135,926)
Investment properties		(30)	(21)
Software		(91)	(174)
Development expenditures		(3,820)	(3,477)
Intangible assets under development		(7,326)	(2,108)
Other intangible assets		(71)	(67)

	￦	(512,747)	(521,101)

Summary of Changes in Government Grants
(2)	Changes in government grants for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won

Cash	￦	—	(37,920)	—	—	—	37,920	—
Land		(23,475)	—	—	—	1	—	(23,474)
Buildings		(57,231)	—	—	5,174	—	(65)	(52,122)
Structures		(180,009)	—	—	9,517	1,811	(3,340)	(172,021)
Machinery		(157,785)	—	—	17,519	531	(347)	(140,082)
Vehicles		(632)	—	(26)	460	—	(1,477)	(1,675)
Equipment		(227)	—	—	95	—	(17)	(149)
Tools		(239)	—	—	209	—	(34)	(64)
Construction-in-progress		(79,126)	—	5,027	—	—	(37,723)	(111,822)
Investment properties		(29)	—	—	1	—	(2)	(30)
Software		(136)	—	—	64	—	(19)	(91)
Development expenditures		(5,043)	—	—	1,439	—	(216)	(3,820)
Intangible assets under development		(7,203)	—	—	—	—	(123)	(7,326)
Other intangible assets		(75)	—	—	4	—	—	(71)

	￦	(511,210)	(37,920)	5,001	34,482	2,343	(5,443)	(512,747)

		2022
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(50,755)	—	—	—	50,755	—
Land		(23,474)	—	—	—	1	(3,932)	(27,405)
Buildings		(52,122)	—	—	5,360	—	(3,675)	(50,437)
Structures		(172,021)	—	—	9,568	1,250	(4,405)	(165,608)
Machinery		(140,082)	—	—	17,283	405	(4,732)	(127,126)
Vehicles		(1,675)	—	—	663	—	(1,033)	(2,045)
Equipment		(149)	—	—	494	—	(6,953)	(6,608)
Tools		(64)	—	—	32	—	(67)	(99)
Construction-in-progress		(111,822)	—	23,155	—	17	(47,276)	(135,926)
Investment properties		(30)	—	—	1	—	8	(21)
Software		(91)	—	—	60	—	(143)	(174)
Development expenditures		(3,820)	—	—	1,466	—	(1,123)	(3,477)
Intangible assets under development		(7,326)	—	—	—	—	5,218	(2,108)
Other intangible assets		(71)	—	—	4	—	—	(67)

	￦	(512,747)	(50,755)	23,155	34,931	1,673	(17,358)	(521,101)

Summary of Changes in Government Grants for Specific Business Projects
(3)	Changes in government grants for specific business projects for the years ended December 31, 2021 and 2022 are as follows:

2021
						Increase						Decrease
						Received			Interests			Used			Return
Department	Business Name	Description	Period	Budget	Beginning Balance	Self- Payment	Local Government	Subsidies	Self- Payment	Local Government	Subsidies	Self- Payment	Local Government	Subsidies	Self- Payment	Local Government	Subsidies	Others	Ending Balance
In millions of won
Ministry of Trade, Industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	748	—	—	139,550	—	—	—	—	—	(122,563)	—	—	—	—	17,735

2022
						Increase						Decrease
						Received			Interests			Used			Return
Department	Business Name	Description	Period	Budget	Beginning Balance	Self- Payment	Local Government	Subsidies	Self- Payment	Local Government	Subsidies	Self- Payment	Local Government	Subsidies	Self- Payment	Local Government	Subsidies	Others	Ending Balance
In millions of won
Ministry of Trade, Industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	17,735	—	—	71,685	—	—	—	—	—	(88,300)	—	—	—	—	1,120